Note 4 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Results of Operations for Oil and Gas Producing Activities Disclosure [Table Text Block]
Gross drilling revenues	$11,446
Gross drilling expenses	(8,700)

Total drilling revenues, net	$2,746